INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2019
INVENTORIES
Schedule of the components of inventories

	Thousands of Yen
	2018	2019

Merchandise	¥37,314	¥1,052
Supplies	3,425	2,826
Total	40,739	3,878